Expense Example - Winton Managed Futures Trend Fund	Oct. 24, 2025 USD ($)
Winton Managed Futures Trend Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 727
Expense Example, with Redemption, 3 Years	1,166
Expense Example, with Redemption, 5 Years	1,630
Expense Example, with Redemption, 10 Years	2,909
Winton Managed Futures Trend Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	237
Expense Example, with Redemption, 3 Years	853
Expense Example, with Redemption, 5 Years	1,495
Expense Example, with Redemption, 10 Years	3,219
Winton Managed Futures Trend Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	991
Expense Example, with Redemption, 10 Years	$ 2,216